Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related parties [Abstract]
Compensation for key management personnel
Compensation for key management personnel was comprised of:
2023 2022
Short-term employee benefits $ 30,733 $ 23,557
Share-based compensation (a) 41,694 21,149
Post-employment benefits 6,730 6,532
Termination

benefits
541 -
Total $ 79,698 $ 51,238
(a) Excludes deferred share units held by directors (see note 25).